Tax receivable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Taxes Recoverable [Abstract]
Income tax and Social contribution	R$ 358,232	R$ 294,955
Social integration program	35,488	167,701
Other	17,081	6,834
Current tax assets	410,801	R$ 469,490
FIDC quotas redeemed	1,835,111
FIDC quotas redeemed, withholding taxes	R$ 230,202